Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

November 30, 2020

BIO-QTLY-0121
1.810668.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Biotechnology - 91.3%
Biotechnology - 91.3%
AbbVie, Inc.	6,530,917	$683,003,291
AC Immune SA (a)(b)	14,032	77,737
ACADIA Pharmaceuticals, Inc. (a)	1,475,094	83,578,826
Acceleron Pharma, Inc. (a)	1,405,253	165,918,222
Adaptimmune Therapeutics PLC sponsored ADR (a)	491,600	2,462,916
ADC Therapeutics SA (a)(b)	792,738	29,577,055
Adverum Biotechnologies, Inc. (a)	774,442	10,524,667
Agios Pharmaceuticals, Inc. (a)	1,189,701	55,106,950
Akouos, Inc. (a)(b)	224,926	4,651,470
Albireo Pharma, Inc. (a)	435,650	16,210,537
Aldeyra Therapeutics, Inc. (a)	128,033	900,072
Alector, Inc. (a)(b)	744,582	9,761,470
Alexion Pharmaceuticals, Inc. (a)	104,557	12,767,455
Allakos, Inc. (a)(b)	388,031	41,530,958
Allena Pharmaceuticals, Inc. (a)(c)	1,447,443	1,954,048
Allena Pharmaceuticals, Inc. (a)(b)	48,640	65,664
Allogene Therapeutics, Inc. (a)(b)	641,970	19,933,169
Allovir, Inc. (a)	111,300	4,408,593
Alnylam Pharmaceuticals, Inc. (a)	1,197,307	155,542,152
ALX Oncology Holdings, Inc. (a)	104,330	8,026,107
Amgen, Inc.	2,228,134	494,734,873
Amicus Therapeutics, Inc. (a)	3,283,081	75,149,724
AnaptysBio, Inc. (a)	213,167	5,497,577
Annexon, Inc. (a)	461,300	11,163,460
Apellis Pharmaceuticals, Inc. (a)	268,134	12,639,837
Applied Genetic Technologies Corp. (a)	129,100	573,204
Applied Therapeutics, Inc. (a)	973,740	22,551,818
Aprea Therapeutics, Inc. (a)	535,700	13,521,068
Aravive, Inc. (a)(b)	456,443	2,651,934
Arcturus Therapeutics Holdings, Inc. (a)(b)	770,000	70,655,200
Arcus Biosciences, Inc. (a)(b)	2,263,260	61,628,570
Arcutis Biotherapeutics, Inc. (a)	858,574	23,284,527
Ardelyx, Inc. (a)	97,094	611,692
Arena Pharmaceuticals, Inc. (a)	437,973	28,849,282
Argenx SE ADR (a)	497,286	142,631,571
Arrowhead Pharmaceuticals, Inc. (a)	1,367,926	85,536,413
Ascendis Pharma A/S sponsored ADR (a)	659,409	111,262,081
Atara Biotherapeutics, Inc. (a)	966,595	22,415,338
Atea Pharmaceuticals, Inc.	164,900	5,494,468
Athenex, Inc. (a)(b)	149,900	2,043,137
Atreca, Inc. (a)(b)	160,988	2,501,754
aTyr Pharma, Inc. (a)	481,990	2,101,476
Aurinia Pharmaceuticals, Inc. (a)(b)	1,383,986	21,036,587
Avidity Biosciences, Inc.	235,484	7,050,391
AVROBIO, Inc. (a)	567,454	7,813,842
Axcella Health, Inc. (a)	397,149	2,263,749
Bicycle Therapeutics PLC ADR (a)(b)	211,444	4,516,444
BioCryst Pharmaceuticals, Inc. (a)(b)	806,284	4,120,111
Biogen, Inc. (a)	1,135,704	272,762,030
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,009,984	89,838,077
BioMarin Pharmaceutical, Inc. (a)	8,344	656,673
BioNTech SE ADR (a)(b)	253,528	31,498,319
BioXcel Therapeutics, Inc. (a)(b)	221,727	9,755,988
Black Diamond Therapeutics, Inc. (a)(b)	392,142	13,074,014
bluebird bio, Inc. (a)	32,884	1,449,856
Blueprint Medicines Corp. (a)	1,152,761	124,590,409
Bridgebio Pharma, Inc. (a)(b)	738,861	37,120,377
C4 Therapeutics, Inc. (b)	383,800	13,125,960
Cabaletta Bio, Inc. (a)	35,650	530,472
Cardiff Oncology, Inc. (a)(b)	931,200	23,009,952
Cellectis SA sponsored ADR (a)(b)	438,465	11,123,857
Cerevel Therapeutics Holdings (d)	201,800	2,706,945
ChemoCentryx, Inc. (a)	2,062,222	113,731,543
Chinook Therapeutics, Inc. (a)	865,822	12,104,192
Chinook Therapeutics, Inc. rights (a)(e)	115,821	5,791
Clovis Oncology, Inc. (a)(b)	101,570	499,724
Coherus BioSciences, Inc. (a)	58,387	1,077,824
Constellation Pharmaceuticals, Inc. (a)	90,259	2,287,163
ContraFect Corp. (a)	256,309	1,619,873
Cortexyme, Inc. (a)	1,947	94,624
Crinetics Pharmaceuticals, Inc. (a)	1,498,229	20,031,322
CRISPR Therapeutics AG (a)(b)	479,642	60,876,163
Cyclerion Therapeutics, Inc. (a)	837,285	2,578,838
Cyclerion Therapeutics, Inc. (a)(d)	94,809	292,012
Cytokinetics, Inc. (a)	1,131,444	19,008,259
CytomX Therapeutics, Inc. (a)	8,987	67,582
CytomX Therapeutics, Inc. (a)(c)	287,485	2,161,887
Deciphera Pharmaceuticals, Inc. (a)	213,400	13,188,120
Denali Therapeutics, Inc. (a)(b)	673,716	41,076,465
Dicerna Pharmaceuticals, Inc. (a)	722,512	18,257,878
Dynavax Technologies Corp. (a)(b)	33,998	172,710
Dyne Therapeutics, Inc. (b)	117,600	2,370,816
Editas Medicine, Inc. (a)(b)	24,389	746,060
Emergent BioSolutions, Inc. (a)	96,801	7,930,906
Epizyme, Inc. (a)(b)	1,775,935	24,401,347
Equillium, Inc. (a)	209,800	1,090,960
Esperion Therapeutics, Inc. (a)(b)	127,197	3,602,219
Evelo Biosciences, Inc. (a)(b)	229,599	1,177,843
Exact Sciences Corp. (a)	528,259	63,951,035
Exelixis, Inc. (a)	4,219,737	80,850,161
Fate Therapeutics, Inc. (a)	1,045,687	61,136,090
FibroGen, Inc. (a)	984,486	40,669,117
Five Prime Therapeutics, Inc. (a)	859,335	16,155,498
Foghorn Therapeutics, Inc.	443,055	8,949,711
Foghorn Therapeutics, Inc.	144,144	2,620,538
Forma Therapeutics Holdings, Inc.	408,909	17,885,680
Frequency Therapeutics, Inc. (a)(b)	18,356	526,817
Fusion Pharmaceuticals, Inc. (a)	871,443	11,773,195
G1 Therapeutics, Inc. (a)	737,500	13,466,750
Galapagos Genomics NV sponsored ADR (a)(b)	502,457	61,606,253
Galecto, Inc. (b)	133,333	2,041,328
Gamida Cell Ltd. (a)	1,465,111	10,548,799
Generation Bio Co.	103,000	4,966,660
Genmab A/S ADR (a)	65,690	2,536,291
Geron Corp. (a)(b)	4,109,206	7,663,669
Geron Corp. warrants 12/31/25 (a)	2,100,000	1,050,582
Gilead Sciences, Inc.	36,859	2,236,236
Global Blood Therapeutics, Inc. (a)(b)	1,111,816	51,043,473
Gossamer Bio, Inc. (a)	24,014	212,284
Gritstone Oncology, Inc. (a)	172,800	527,040
Halozyme Therapeutics, Inc. (a)(b)	545,377	21,324,241
Heron Therapeutics, Inc. (a)	804,225	13,937,219
Homology Medicines, Inc. (a)	308,176	3,032,452
Hookipa Pharma, Inc. (a)(b)	819,000	9,500,400
Idorsia Ltd. (a)(b)	1,218,942	36,433,001
IGM Biosciences, Inc. (a)(b)	124,868	8,338,685
Immunic, Inc. (a)	391,300	7,329,049
ImmunoGen, Inc. (a)	2,902,343	15,817,769
Immunome, Inc.	340,356	3,811,987
Incyte Corp. (a)	434,199	36,707,183
Inhibrx, Inc. (a)(b)	104,400	2,873,088
Inovio Pharmaceuticals, Inc. (a)(b)	173,659	2,122,113
Inozyme Pharma, Inc. (a)(b)	609,380	15,856,068
Insmed, Inc. (a)	1,346,120	52,512,141
Intellia Therapeutics, Inc. (a)(b)	1,332,101	52,311,606
Intercept Pharmaceuticals, Inc. (a)	459,425	16,314,182
Invitae Corp. (a)(b)	616,866	30,627,397
Ionis Pharmaceuticals, Inc. (a)	1,722,677	87,046,869
Iovance Biotherapeutics, Inc. (a)	1,589,807	61,700,410
iTeos Therapeutics, Inc. (a)	204,300	5,473,197
Jounce Therapeutics, Inc. (a)	117,774	842,084
Kalvista Pharmaceuticals, Inc. (a)	895,054	16,746,460
Karuna Therapeutics, Inc. (a)	229,311	22,878,358
Karyopharm Therapeutics, Inc. (a)(b)	143,710	2,441,633
Keros Therapeutics, Inc.	833,033	62,985,625
Kezar Life Sciences, Inc. (a)	1,013,094	6,666,159
Kiniksa Pharmaceuticals Ltd. (a)(b)	507,140	9,463,232
Kodiak Sciences, Inc. (a)(b)	488,668	66,786,256
Kronos Bio, Inc. (b)	63,100	2,023,617
Kronos Bio, Inc.	495,356	14,297,460
Krystal Biotech, Inc. (a)(f)	1,329,286	73,030,973
Kura Oncology, Inc. (a)	1,658,363	60,198,577
Kymera Therapeutics, Inc. (a)	376,187	17,545,362
Legend Biotech Corp. ADR	5,794	172,256
Ligand Pharmaceuticals, Inc. Class B (a)(b)	698	58,890
LogicBio Therapeutics, Inc. (a)	500,000	3,485,000
Macrogenics, Inc. (a)	1,169,553	26,981,588
Madrigal Pharmaceuticals, Inc. (a)(b)	79,741	9,312,951
MannKind Corp. (a)(b)	4,486,030	13,368,369
Mersana Therapeutics, Inc. (a)	614,906	15,667,805
Metacrine, Inc.	500,000	3,960,000
Minerva Neurosciences, Inc. (a)	394,479	1,534,523
Mirati Therapeutics, Inc. (a)	755,840	179,776,544
Mirum Pharmaceuticals, Inc. (a)(b)	159,228	3,733,897
Moderna, Inc. (a)	1,149,705	175,605,942
Molecular Templates, Inc. (a)	228,958	2,049,174
Morphic Holding, Inc. (a)	771,037	24,187,431
Myovant Sciences Ltd. (a)(b)	233,966	5,556,693
Natera, Inc. (a)	411,815	36,350,910
Neurocrine Biosciences, Inc. (a)	880,498	83,594,480
NextCure, Inc. (a)(b)	15,490	156,759
Nkarta, Inc. (a)	60,200	2,003,456
Novavax, Inc. (a)(b)	215,526	30,065,877
Nurix Therapeutics, Inc. (a)	335,685	14,306,895
ObsEva SA (a)	669,062	1,425,102
Olema Pharmaceuticals, Inc.	61,997	3,161,847
Oragenics, Inc. (a)	155,806	66,218
ORIC Pharmaceuticals, Inc. (a)(b)	724,374	24,563,522
Ovid Therapeutics, Inc. (a)	619,251	4,235,677
Pandion Therapeutics, Inc. (a)(b)	274,233	4,829,243
Passage Bio, Inc.	630,262	12,926,674
PMV Pharmaceuticals, Inc. (b)	172,300	6,071,852
Poseida Therapeutics, Inc. (a)	101,700	1,180,737
Poseida Therapeutics, Inc.	513,583	5,664,564
Praxis Precision Medicines, Inc. (b)	172,300	7,143,558
Prelude Therapeutics, Inc.	80,879	4,162,842
Prelude Therapeutics, Inc.	550,977	25,522,908
Prevail Therapeutics, Inc. (a)	599,400	6,155,838
ProQR Therapeutics BV (a)(b)	100,416	395,639
Protagonist Therapeutics, Inc. (a)	205,263	4,959,154
Prothena Corp. PLC (a)	677,563	7,670,013
PTC Therapeutics, Inc. (a)	2,335,144	146,109,960
Radius Health, Inc. (a)	40,249	635,129
Regeneron Pharmaceuticals, Inc. (a)	346,770	178,943,723
REGENXBIO, Inc. (a)	15,108	526,363
Relay Therapeutics, Inc. (a)	557,643	29,727,948
Repare Therapeutics, Inc.	540,250	16,137,268
Replimune Group, Inc. (a)	1,153,517	59,613,759
Revolution Medicines, Inc.	599,215	26,143,750
Rhythm Pharmaceuticals, Inc. (a)(b)	47,178	1,460,159
Rocket Pharmaceuticals, Inc. (a)(b)	811,336	25,118,963
Rubius Therapeutics, Inc. (a)	32,842	205,919
Sage Therapeutics, Inc. (a)	836,193	61,953,539
Sangamo Therapeutics, Inc. (a)(b)	373,627	3,732,534
Sarepta Therapeutics, Inc. (a)	866,004	121,985,323
Scholar Rock Holding Corp. (a)	1,543,247	76,884,566
Seagen, Inc. (a)	657,141	111,917,684
Selecta Biosciences, Inc. (a)(b)	684,568	2,300,148
Sensorion SA (a)(b)	3,270,000	5,361,324
Seres Therapeutics, Inc. (a)	450,847	12,447,886
Shattuck Labs, Inc.	110,936	4,011,446
Spero Therapeutics, Inc. (a)(b)	8,552	141,707
Springworks Therapeutics, Inc. (a)(b)	590,020	38,610,909
Spruce Biosciences, Inc. (b)	790,000	22,633,500
Stoke Therapeutics, Inc. (a)(b)	777,236	40,486,223
Surface Oncology, Inc. (a)	827,107	7,477,047
Sutro Biopharma, Inc. (a)	338,600	5,790,060
Syros Pharmaceuticals, Inc. (a)(b)	758,619	6,182,745
Syros Pharmaceuticals, Inc. (a)(c)	303,621	2,474,511
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	21,625	43,699
Taysha Gene Therapies, Inc.	152,232	3,443,488
Taysha Gene Therapies, Inc.	800,115	16,288,741
TCR2 Therapeutics, Inc. (a)	458,700	12,497,282
TG Therapeutics, Inc. (a)(b)	2,986,259	87,616,839
Translate Bio, Inc. (a)(b)	928,823	20,638,447
Travere Therapeutics, Inc. (a)	813,699	18,658,118
Trillium Therapeutics, Inc. (a)(b)	44,400	893,772
Turning Point Therapeutics, Inc. (a)	1,057,152	112,586,688
Twist Bioscience Corp. (a)	643,731	71,930,502
Ultragenyx Pharmaceutical, Inc. (a)(b)	946,537	112,202,496
uniQure B.V. (a)	726,208	34,916,081
United Therapeutics Corp. (a)	218,716	29,010,490
UroGen Pharma Ltd. (a)(b)	47,603	987,762
Vaxart, Inc. (a)(b)	297,265	2,372,175
Vaxcyte, Inc.	506,703	16,265,166
Veracyte, Inc. (a)	48,044	2,618,878
Vertex Pharmaceuticals, Inc. (a)	1,232,967	280,808,234
Viela Bio, Inc. (a)(b)	2,090,732	80,158,665
Voyager Therapeutics, Inc. (a)(b)	47,929	398,769
X4 Pharmaceuticals, Inc. (a)	212,620	1,403,292
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	477,966
Xencor, Inc. (a)	990,843	41,932,476
Xenon Pharmaceuticals, Inc. (a)	341,771	4,063,657
Y-mAbs Therapeutics, Inc. (a)	1,047,171	53,269,589
Zai Lab Ltd. ADR (a)	38,400	4,253,952
Zealand Pharma A/S (a)	442,144	17,031,726
Zentalis Pharmaceuticals, Inc.	646,132	32,926,887
Zymeworks, Inc. (a)	709,195	37,339,117
		7,691,502,472
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
Arix Bioscience PLC (a)(c)	1,411,100	2,791,788
Health Care Equipment & Supplies - 0.4%
Health Care Equipment - 0.4%
Novocure Ltd. (a)	400	50,260
Novocure Ltd. (a)(c)	271,313	34,090,478
		34,140,738
Health Care Supplies - 0.0%
Pulmonx Corp.	8,300	449,860

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		34,590,598

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(d)	525	1,181
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.	499,925	5,853,622
Codiak Biosciences, Inc.	37,700	490,477
Schrodinger, Inc.	29,600	2,059,568
		8,403,667
Life Sciences Tools & Services - 0.7%
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	96,819	14,823,957
Adaptive Biotechnologies Corp. (a)	45,980	2,217,156
Berkeley Lights, Inc. (a)	10,200	845,172
Bruker Corp.	192,100	9,722,181
Compugen Ltd. (a)(b)	462,513	5,938,667
Evotec OAI AG (a)(b)	594,300	18,113,768
Maravai LifeSciences Holdings, Inc.	146,700	4,129,605
		55,790,506
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	2,777	48,320
Pharmaceuticals - 5.6%
Pharmaceuticals - 5.6%
Adimab LLC (a)(d)(e)(g)	1,954,526	81,581,915
Aerie Pharmaceuticals, Inc. (a)(b)	213,043	2,643,864
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	8,274,568	14,728,731
Antengene Corp.	2,066,800	3,854,127
Aradigm Corp. (e)	11,945	549
Aradigm Corp. (a)(e)	148,009	6,808
Arvinas Holding Co. LLC (a)	1,387,521	33,578,008
Axsome Therapeutics, Inc. (a)(b)	223,309	16,187,669
Chiasma, Inc. (a)	914,399	3,913,628
Chiasma, Inc. warrants 12/16/24 (a)	382,683	294,115
Corcept Therapeutics, Inc. (a)	52,359	1,185,408
Fulcrum Therapeutics, Inc. (a)(b)	97,222	1,111,247
Graybug Vision, Inc.	711,436	18,419,078
Harmony Biosciences Holdings, Inc. (a)	30,600	1,323,450
Horizon Therapeutics PLC (a)	499,319	35,167,037
IMARA, Inc.	640,191	16,331,272
Intra-Cellular Therapies, Inc. (a)	1,281,876	30,303,549
Kala Pharmaceuticals, Inc. (a)(b)	190,200	1,418,892
Kaleido Biosciences, Inc. (a)(b)	27,833	219,324
Marinus Pharmaceuticals, Inc. (a)(b)	331,908	5,274,018
Nektar Therapeutics (a)	621,821	10,191,646
Ocular Therapeutix, Inc. (a)	184,853	3,234,928
OptiNose, Inc. (a)	229,115	927,916
Pliant Therapeutics, Inc.	1,003,631	27,619,925
Reata Pharmaceuticals, Inc. (a)(b)	372,632	56,919,538
Revance Therapeutics, Inc. (a)	1,500	36,210
Royalty Pharma PLC (d)(e)	3,976	0
Royalty Pharma PLC	509,820	20,632,415
Stemcentrx, Inc. rights 12/31/21 (a)(e)	876,163	9
Theravance Biopharma, Inc. (a)	371,300	6,159,867
Trevi Therapeutics, Inc. (a)	730,293	2,249,302
UCB SA	725,827	77,672,718
Verrica Pharmaceuticals, Inc. (a)(b)	136,949	1,253,083
WAVE Life Sciences (a)	224,500	1,980,090
		476,420,336
TOTAL COMMON STOCKS
(Cost $5,063,671,490)		8,269,548,868

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
Biotechnology - 0.9%
Biotechnology - 0.9%
23andMe, Inc. Series E (a)(d)(e)	1,340,332	23,254,760
Adagio Theraputics, Inc. Series B (d)(e)	19,100	1,083,352
Ambrx, Inc.:
Series A (d)(e)	4,797,917	7,894,733
Series B (d)(e)	4,318,126	7,105,260
EQRx, Inc. Series B (d)(e)	1,823,553	5,000,000
Immunocore Ltd. Series A (a)(d)(e)	76,348	14,833,903
Kinnate Biopharma, Inc. Series C (d)	637,169	9,748,686
Nuvation Bio, Inc. Series A (a)(d)	2,086,600	3,505,488
Silverback Therapeutics, Inc. Series C (d)	296,788	4,807,966
		77,234,148
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Vor Biopharma, Inc. (d)(e)	5,769,231	3,000,000
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	8,274,568	83
Aristea Therapeutics, Inc. Series B (d)(e)	836,400	4,611,659
Vera Therapeutics, Inc. Series C (d)(e)	8,448,800	5,000,000
		9,611,742

TOTAL CONVERTIBLE PREFERRED STOCKS		89,845,890

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(d)(e)	588,700	2,507,862
TOTAL PREFERRED STOCKS
(Cost $78,889,043)		92,353,752

Money Market Funds - 7.1%
Fidelity Cash Central Fund 0.09% (h)	50,049,350	50,059,360
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)	546,292,821	546,347,450
TOTAL MONEY MARKET FUNDS
(Cost $596,369,453)		596,406,810
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $5,738,929,986)		8,958,309,430
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(534,222,365)
NET ASSETS - 100%		$8,424,087,065

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,472,712 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $176,935,805 or 2.1% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$14,512,138
Adagio Theraputics, Inc. Series B	11/4/20	$1,083,352
Adimab LLC	9/17/14 - 6/5/15	$31,180,306
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Ambrx, Inc. Series A	11/6/20	$7,499,998
Ambrx, Inc. Series B	11/6/20	$7,500,002
Aristea Therapeutics, Inc. Series B	10/6/20	$4,611,659
Cerevel Therapeutics Holdings	10/27/20	$2,018,000
Cyclerion Therapeutics, Inc.	4/2/19	$1,404,026
EQRx, Inc. Series B	11/19/20	$5,000,000
Immunocore Ltd. Series A	7/27/15	$13,796,921
Kinnate Biopharma, Inc. Series C	8/24/20	$7,538,822
Nuvation Bio, Inc. Series A	6/17/19	$1,609,562
Precipio, Inc.	2/3/12	$2,828,200
Royalty Pharma PLC	5/21/15	$468,770
Silverback Therapeutics, Inc. Series C	9/22/20	$3,757,742
Vera Therapeutics, Inc. Series C	10/29/20	$5,000,000
Vor Biopharma, Inc.	6/30/20	$3,000,000
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,235
Fidelity Securities Lending Cash Central Fund	3,640,614
Total	$3,740,849

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acorda Therapeutics, Inc.	$3,751,237	$--	$2,055,586	$--	$(21,408,329)	$19,712,678	$--
Allena Pharmaceuticals, Inc.	56,027	201,500	180,622	--	(355,806)	344,565	--
Allena Pharmaceuticals, Inc.	2,851,463	--	--	--	--	(897,415)	--
aTyr Pharma, Inc.	1,510,141	255,158	--	--	--	336,178	--
Geron Corp.	15,417,418	2,730,000	20,256,110	--	4,371,691	5,400,671	--
Krystal Biotech, Inc.	61,375,887	9,955,000	--	--	--	1,700,086	73,030,973
Miragen Therapeutics, Inc.	2,887,327	--	2,092,204	--	(16,920,269)	16,125,146	--
Scholar Rock Holding Corp.	21,573,442	557,700	--	--	--	54,753,423	--
X4 Pharmaceuticals, Inc.	8,808,864	--	4,789,484	--	(1,944,496)	(671,592)	--
Total	$118,231,806	$13,699,358	$29,374,006	$--	$(36,257,209)	$96,803,740	$73,030,973

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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